Lease (Details) - Schedule of lease expenses - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Supplemental Information Related to Operating Leases [Abstract]
Operating lease expenses	$ 94,299	$ 85,857	$ 358,576	$ 335,208
Cash paid for amounts included in the measurement of operating lease liabilities	$ 94,299	$ 85,857	$ 358,576	$ 335,208
Weighted Average Remaining Lease Term:
Operating leases	2 years 8 months 1 day		2 years 5 months 23 days	2 years 10 months 24 days
Weighted Average Discount Rate:
Operating leases	1.57%		1.49%	1.39%